Share-based Payments - Additional Information (Detail)			1 Months Ended	12 Months Ended
	Apr. 04, 2019	Jan. 18, 2019	Oct. 31, 2017 GBP (£) shares	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments - share options						£ 6,494,018
Employee services accelerated charge						£ 298,836
Share options cancelled						500,000
Share options cancelled date						Jun. 09, 2016
Number of shares granted, but not yet paid | shares			429,448
Fair value of ordinary shares			£ 3.10
Amount of shares granted | shares			1,331,288
2015 Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contractual term share options				10 years
Share-based payments - share options						£ 6,185,067
Employee services accelerated charge						£ 298,836
Share options cancelled						500,000
Share options cancelled date				Jun. 09, 2016
Number of options granted				0		1,316,117
Weighted average remaining contractual life for the share options outstanding period				6 years 7 months 6 days	7 years 7 months 6 days	8 years 3 months 18 days
Weighted average fair value of options granted					£ 0.00	£ 1.29
Contractual term				10 years
Weighted average share price of options granted						£ 1.49
2015 Plan [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding exercise price				£ 1.29
2015 Plan [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding exercise price					£ 2.21
Mereo BioPharma Group plc Share Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted				388,000	1,193,188
Weighted average remaining contractual life for the share options outstanding period				8 years 7 months 6 days	9 years 4 months 24 days
Weighted average fair value of options granted				£ 2.29	£ 1.85
Options outstanding exercise price				2.76	3.23
Weighted average share price of options granted				£ 3.14	£ 3.05
Long-term incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contractual term share options				5 years
Number of options granted					185,950	1,199,658
Weighted average remaining contractual life for the share options outstanding period				1 year 9 months 18 days	2 years 10 months 24 days	3 years 8 months 12 days
Weighted average fair value of options granted				£ 0.00	£ 1.99	£ 1.21
Percentage of options issued to employees				75.00%
Percentage of options vested to employees				25.00%
Vesting period				5 years
Contractual term				5 years
Employee services expense				£ 319,338	£ 298,287
Deferred bonus share plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted				0	0	0
Annual bonus payable in deferred shares				30.00%
Weighted average remaining contract term (in years)				0	0	0
Weighted average share price of options granted				£ 0.00	£ 3.23	£ 2.80
Share-based compensation arrangement by share-based payment award, percent of annual bonus for purchasing ordinary shares		3000.00%
Mereo Two Thousand And Nineteen Equity Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted	0
Vesting period	Four-year
Mereo Two Thousand And Nineteen NED Equity incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted	0
Mereo Two Thousand And Nineteen NED Equity incentive Plan [member] | Existing Non-Executive Directors [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	One-year
Mereo Two Thousand And Nineteen NED Equity incentive Plan [member] | Newly Non-Executive Directors [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	Three-year
AstraZeneca [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share issued upon consideration | shares			1,349,693